SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Stock Option and RSU Activity

A summary of the status of the Company's stock option plans to employees and directors of the Company, including RSU as of December 31, 2015, 2014 and 2013 and changes during the years then ended are as follows:

	December 31, 2015		December 31, 2014		December 31, 2013
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	Price	Shares	Price	Shares	Price
Options outstanding at
beginning of year	112,500	-	112,500	-	112,500	-
Granted during year	-	-	-	-	-	-
Forfeited during year	-	-	-	-	-	-
Exercised during year	-	-	-	-	-	-

Outstanding at end of year	112,500	1.5	112,500	1.5	112,500	1.5

Options exercisable at end
of year	112,500	1.5	112,500	1.5	112,500	1.5

Weighted average fair
value of options & RSU granted
during year	-		-		-

Forfeited average intrinsic value during year	-		-		-
Exercised average intrinsic value during year	-		-		-